Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2018
Policy Acquisition Costs
Schedule of policy acquisition costs deferred and amortized

	December 31,
	2018	2017	2016
	(in thousands)
Deferred Policy Acquisition Costs:
Balance, beginning of year	$15,161	$10,654	$6,804
Additions to deferred balance:
Direct commissions	36,934	27,976	21,453
Ceding commissions	(15,218)	(3,224)	(3,648)
Premium taxes	3,362	2,625	1,807
Total net additions	25,078	27,377	19,612
Amortization of net policy acquisition costs	(26,187)	(22,870)	(15,762)
Balance, end of year	$14,052	$15,161	$10,654
Acquisition expenses:
Amortization of net policy acquisition costs	$26,187	$22,870	$15,762
Period costs	2,037	2,652	1,578
Total Acquisition expenses	$28,224	$25,522	$17,340